Supplementary Oil and Gas Information - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Prices crude oil	$ 83.79
Prices natural gas	5.84
Benchmark
Prices crude oil	96.19
Prices natural gas	$ 4.12